DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of location in the consolidated statements of operations and the amount of realized and unrealized gains (losses) recognized for the derivative contracts not designated as hedging instruments

	Consolidated
	statements of	Years ended December 31,
	operations location	2020	2021	2022

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(19,814)	—	—
Interest rate swap contracts (not designated as hedging instruments) — unrealized gain	Interest expenses	10,039	—	—
		(9,775)	—	—